Investments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Equity-Accounted Investees and investments at FVTOCI

Equity-accounted investees and investments at FVTOCI as at December 31 were comprised of:

		Principal Place	Proportion of Ownership Interest
		of Business and	and Voting Rights Held (%)		Carrying Amount
Name	Principal Activity	Incorporation	2020	2019	2020	2019
Equity-accounted investees
MOPCO	Nitrogen Producer	Egypt	-	26	-	270
Profertil	Nitrogen Producer	Argentina	50	50	233	212
Canpotex	Marketing and Logistics	Canada	50	50	-	-
Other associates and joint ventures					176	178
Total equity-accounted investees					409	660
Investments at FVTOCI
Sinofert	Fertilizer Supplier and Distributor	China/Bermuda	22	22	153	161
Total investments at FVTOCI					153	161